BUSINESS COMBINATIONS - Acquisition of Cloudshiftgroup Limited (Details) £ in Thousands, $ in Thousands			2 Months Ended	12 Months Ended
		Feb. 28, 2021 GBP (£)	Jul. 09, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Closing cash payment | $	[2]			$ 161,107 [1]	$ 84,643	$ 103,978
Loss on remeasurement of contingent consideration | $				204
Cloudshift
Disclosure of detailed information about business combination [line items]
Closing cash payment		£ 23,346
Closing payment, subject to deductions or adjustments		1,155
Payment for contingent consideration			£ 922
Loss on remeasurement of contingent consideration | $				$ 460
Cloudshift | Agreement Tranche 1
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments		£ 666
Period prior to closing date		10 days
Cloudshift | Agreement Tranche 2
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments		£ 614
Period prior to closing date		10 days
Cloudshift | Agreement Tranche 3
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments		£ 260
Cloudshift | Agreement Tranche 4
Disclosure of detailed information about business combination [line items]
Closing payment, subject to deductions or adjustments		£ 11,500

[1]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)